Fees Summary	Sep. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,764,000
Previously Paid Amount	0.00
Total Fee Amount	998.37
Total Offset Amount	0.00
Net Fee	998.37
Narrative - Max Aggregate Offering Price	$ 6,764,000
Final Prospectus	true